Measurement of financial assets and liabilities - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Maturity analysis of derivatives
Derivative assets	$ 395	$ 1,855
Derivative liabilities	(1,617)	(238)
Net derivative position	$ (1,222)	$ 1,617